UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Asia Select Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.06%Δ
China/Hong Kong – 48.35%
AIA Group	22,800	$175,601
Alibaba Group Holding ADR †	1,900	326,306
ASM Pacific Technology	4,700	58,248
Autohome ADR †	1,947	125,134
Brilliance China Automotive Holdings	30,000	77,774
BYD	10,000	59,670
China Biologic Products Holdings †	800	78,000
China Communications Construction	42,000	56,044
China Construction Bank	119,000	104,697
China Lodging Group ADR †	600	68,106
China Mobile	3,000	31,838
China Pacific Insurance Group	23,400	110,631
China State Construction International Holdings	52,000	75,477
CRRC	56,000	50,636
CSPC Pharmaceutical Group	58,000	90,635
Ctrip.com International ADR †	1,600	82,320
Galaxy Entertainment Group	17,000	107,116
Guotai Junan International Holdings	183,000	61,050
Haier Electronics Group	22,000	58,632
Huadian Power International	106,000	43,540
Industrial & Commercial Bank of China	158,000	118,733
JD.com ADR †	1,800	75,438
Kingsoft	16,000	38,079
Melco International Development	12,000	28,258
Nine Dragons Paper Holdings	63,000	105,385
Ping An Insurance Group of China	35,000	278,769
SINA †	700	71,281
Sun Hung Kai Properties	4,000	66,849
Tencent Holdings	8,300	349,261
WH Group 144A #	57,000	59,744
		3,033,252
India – 2.37%
HDFC Bank ADR	1,526	148,678
		148,678
Indonesia – 2.80%
Bank Central Asia	44,000	62,504
Matahari Department Store	65,000	48,772
Telekomunikasi Indonesia Persero	182,200	64,272
		175,548
Malaysia – 1.05%
CIMB Group Holdings	39,700	65,965
		65,965

NQ-238 [8/17] 10/17 (274084)     1

Schedule of investments
Delaware Asia Select Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Philippines – 1.91%
BDO Unibank	22,500	$55,973
Bloomberry Resorts †	148,000	32,452
Metropolitan Bank & Trust	18,230	31,213
		119,638
Republic of Korea – 17.12%
Amorepacific	273	69,905
Cheil Worldwide	3,583	60,444
Hanon Systems	4,460	45,835
Hugel †	195	100,663
KB Financial Group	3,664	180,264
KCC	166	58,364
Korea Kolmar	750	45,260
LG Innotek	486	79,912
Samsung Electronics	184	378,766
Yuhan	274	55,046
		1,074,459
Singapore – 2.72%
ComfortDelGro	29,900	50,555
DBS Group Holdings	7,900	120,362
		170,917
Taiwan – 16.44%
Cathay Financial Holding	42,000	68,760
FIT Hon Teng 144A #†	72,000	61,551
General Interface Solution Holding	12,000	144,507
Gourmet Master	9,680	115,065
Hon Hai Precision Industry	15,000	58,576
Macronix International †	84,072	117,641
MediaTek	7,000	62,948
PChome Online	4,372	26,163
St Shine Optical	3,000	68,412
Taiwan Semiconductor Manufacturing	35,000	251,912
Zhen Ding Technology Holding	24,000	55,787
		1,031,322
Thailand – 1.30%
Siam Commercial Bank-Foreign Shares	18,000	81,584
		81,584
Total Common Stock (cost $4,901,751)		5,901,363

2     NQ-238 [8/17] 10/17 (274084)

(Unaudited)

	Number of shares	Value (US $)
Exchange-Traded Funds – 6.24%
iShares India 50 ETF	5,687	$200,751
iShares MSCI India ETF	5,600	191,016
Total Exchange-Traded Funds (cost $304,935)		391,767

	Principal amount°
Short-Term Investments – 1.94%
Discount Note – 0.11%≠
Federal Home Loan Bank 1.005% 9/21/17	6,679	6,675
		6,675
Repurchase Agreements – 1.83%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $25,343 (collateralized by US
government obligations 2.875% 11/15/46; market value
$25,850)	25,343	25,343
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $57,023 (collateralized by US
government obligations 0.00%-2.50%
4/30/18-2/15/40; market value $58,162)	57,021	57,021
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $32,637 (collateralized by US
government obligations 0.00%-3.375%
2/15/19-5/15/46; market value $33,289)	32,636	32,636
		115,000
Total Short-Term Investments (cost $121,675)		121,675

Total Value of Securities – 102.24%
(cost $5,328,361)		6,414,805

Liabilities Net of Receivables and Other Assets – (2.24%)		(140,815)
Net Assets Applicable to 627,279 Shares Outstanding – 100.00%		$6,273,990

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $121,295, which represents 1.93% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

NQ-238 [8/17] 10/17 (274084)     3

Schedule of investments
Delaware Asia Select Fund (Unaudited)

The following foreign currency exchange contract was outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contract

	Contract to			Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For		Date	Depreciation
BNYM	PHP 537,906	USD	(10,520)	9/5/17	$(14)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
ETF – Exchange Traded Fund
MSCI – Morgan Stanley Capital Index
PHP – Philippine Peso
USD – US Dollar

See accompanying notes.

4     NQ-238 [8/17] 10/17 (274084)

Notes
Delaware Asia Select Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Asia Select Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-238 [8/17] 10/17 (274084)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
China/Hong Kong	$826,585	$2,206,667	$3,033,252
India	148,678	—	148,678
Indonesia	—	175,548	175,548
Malaysia	—	65,965	65,965
Philippines	32,452	87,186	119,638
Republic of Korea	—	1,074,459	1,074,459
Singapore	—	170,917	170,917
Taiwan	61,551	969,771	1,031,322
Thailand	81,584	—	81,584
Exchange-Traded Funds	391,767	—	391,767
Short-Term Investments	—	121,675	121,675
Total Value of Securities	$1,542,617	$4,872,188	$6,414,805
Derivatives
Liabilities:
Foreign Currency Exchange Contracts	$—	$(14)	$(14)

6     NQ-238 [8/17] 10/17 (274084)

(Unaudited)

As a result of utilizing international fair value pricing at Aug. 31, 2017, the majority of the Fund’s common stock investments was categorized as Level 2.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

On Aug. 16, 2017, the Board unanimously voted and approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution are expected to take effect approximately sixty (60) days after filing the prospectus supplement dated Aug. 25, 2017. As necessary, the Fund may convert its portfolio securities to cash or cash equivalents prior to the liquidation date in an effort to prevent concentration or diversification issues or as otherwise deemed in the best interests of the Fund. As a result of the decision to pursue liquidation and dissolution of the Fund, the Fund was closed to new investors and all sales efforts ceased as of the close of business on Wednesday, Aug. 30, 2017. However, the Fund continued to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five (5) business days before the liquidation date. Until the liquidation of the Fund, shareholders of the Fund will have the opportunity to exchange their shares for shares of the same class of any other Delaware FundsSM by Macquarie. If a shareholder does not opt to exchange his or her shares prior to the liquidation, the shareholder will be paid a liquidating distribution by the Fund.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-238 [8/17] 10/17 (274084)     7

Schedule of investments
Delaware Emerging Markets Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.20% Δ
Argentina – 2.42%
Arcos Dorados Holdings Class A †	3,900,000	$33,540,000
Cresud ADR †	1,517,127	29,280,551
Grupo Clarin Class B GDR 144A #	353,200	11,464,943
IRSA Inversiones y Representaciones ADR †	1,184,728	28,670,418
		102,955,912
Bahrain – 0.03%
Aluminum Bahrain GDR 144A #	221,400	1,467,594
		1,467,594
Brazil – 10.60%
Aes Tiete Energia	508,806	2,264,521
Atacadao Distribuicao Comercio e Industria †	3,319,800	16,641,976
B2W Cia Digital †	12,769,253	74,477,337
Banco Bradesco ADR	2,215,000	23,567,600
Banco Santander Brasil ADR	3,161,775	27,855,238
BRF ADR †	3,112,737	41,835,185
Centrais Eletricas Brasileiras †	2,140,204	12,122,508
Cia Brasileira de Distribuicao ADR †	1,161,295	26,361,397
Gerdau	2,764,900	10,346,910
Gol Linhas Aereas Inteligentes ADR †	960,000	17,136,000
Hypermarcas	2,100,000	19,613,387
Itau Unibanco Holding ADR	5,120,000	65,382,400
JBS	3,000,000	8,272,313
Rumo †	1,439,651	4,696,925
Telefonica Brasil ADR	2,699,863	41,577,890
TIM Participacoes ADR	2,600,000	46,306,000
Vale ADR	1,131,557	12,526,336
		450,983,923
Canada – 0.91%
Gran Tierra Energy †	134,900	273,847
Potash Corp. of Saskatchewan	2,220,000	38,605,800
		38,879,647
Chile – 0.72%
Cia Cervecerias Unidas ADR	365,790	10,022,646
Latam Airlines Group ADR	236,800	2,983,680
Sociedad Quimica y Minera de Chile ADR	370,000	17,364,100
Vina Concha y Toro	39,250	66,902
		30,437,328
China/Hong Kong – 30.37%
58.com ADR †	90,000	5,636,700
Alibaba Group Holding ADR †	950,000	163,153,000
Baidu ADR †	435,000	99,201,750

NQ-019 [8/17] 10/17 (274090)     1

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Bitauto Holdings ADR †	454,200	$16,260,360
China Mengniu Dairy	8,120,000	19,002,227
China Mobile	3,501,500	37,160,667
China Mobile ADR	477,666	25,354,511
China Petroleum & Chemical	30,000,000	22,965,768
China Telecom	15,000,000	7,725,038
China Telecom ADR	8,623	442,274
CITIC Securities	3,000,000	6,677,099
Ctrip.com International ADR †	780,000	40,131,000
Guangshen Railway	11,000,000	5,990,746
Haitong Securities	4,000,000	6,726,292
Huatai Securities 144A #	2,000,000	4,463,526
Industrial & Commercial Bank of China	34,933,000	26,251,198
JD.com ADR †	2,440,000	102,260,400
Kunlun Energy	12,000,000	11,646,459
Lenovo Group	6,992,000	3,833,469
Ping An Insurance Group of China	9,000,000	71,683,499
SINA †	1,803,000	183,599,490
Sinofert Holdings †	28,000,000	3,869,866
Sohu.com †	2,080,000	110,947,200
Tencent Holdings	3,750,000	157,798,781
Tianjin Development Holdings	15,885,550	8,563,155
Tingyi Cayman Islands Holding	23,000,000	30,660,444
Tsingtao Brewery	3,574,000	14,851,745
Uni-President China Holdings	30,000,000	25,654,622
Weibo ADR †	794,337	80,307,471
		1,292,818,757
Cyprus – 0.15%
QIWI ADR	385,284	6,337,922
		6,337,922
France – 0.03%
Vallourec †	258,011	1,309,000
		1,309,000
India – 7.73%
ICICI Bank	7,700,000	36,109,164
Indiabulls Real Estate GDR †	102,021	373,978
RattanIndia Infrastructure GDR †	300,961	27,071
Reliance Communications †	10,114,849	3,692,182
Reliance Industries	7,208,055	179,998,350
Reliance Industries GDR 144A #	1,737,150	85,902,068
Tata Chemicals	1,866,909	17,083,030

2     NQ-019 [8/17] 10/17 (274090)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
India (continued)
United Breweries	484,517	$5,979,066
		329,164,909
Indonesia – 0.91%
Astra Agro Lestari	5,169,100	5,714,602
Astra International	56,000,000	33,103,965
		38,818,567
Israel – 0.82%
Teva Pharmaceutical Industries ADR	2,190,851	34,746,897
		34,746,897
Japan – 0.66%
LINE ADR †	797,176	28,148,285
		28,148,285
Malaysia – 0.11%
UEM Sunrise †	17,000,000	4,591,055
		4,591,055
Mexico – 6.98%
America Movil ADR	1,700,000	31,756,000
Cemex ADR †	1,800,000	16,758,000
Coca-Cola Femsa ADR	1,393,700	114,046,471
Fomento Economico Mexicano ADR	154,722	15,481,483
Grupo Financiero Banorte	4,000,000	27,294,210
Grupo Financiero Santander Mexico Class B ADR	4,100,000	42,271,000
Grupo Lala	3,900,027	6,925,674
Grupo Televisa ADR	1,200,000	30,996,000
Kimberly-Clark de Mexico
Class A	5,880,600	11,557,771
		297,086,609
Netherlands – 0.42%
VEON ADR	4,281,700	18,068,774
		18,068,774
Peru – 1.02%
Cia de Minas Buenaventura ADR	3,217,400	43,209,682
		43,209,682
Republic of Korea – 17.73%
Hyundai Motor	110,000	13,734,795
KB Financial Group ADR	245,928	12,079,983
Kia Motors	380,000	11,967,317
KT&G	215,489	21,907,810
LG Display	1,050,000	29,134,061
LG Electronics	580,000	42,042,913
LG Uplus	2,497,000	30,643,340

NQ-019 [8/17] 10/17 (274090)     3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
Lotte Chilsung Beverage	16,000	$21,969,220
Lotte Confectionery	171,287	30,067,651
NAVER	5,250	3,521,387
NCSoft	38,011	12,985,813
Netmarble Games 144A #†	31,528	4,334,519
Samsung Electronics	65,198	134,210,824
Samsung Fire & Marine Insurance	126,287	31,021,850
Samsung Life Insurance	334,939	34,339,986
Shinhan Financial Group Co.	667,253	30,767,605
SK Hynix	1,850,000	112,941,448
SK Telecom	310,864	70,187,710
SK Telecom ADR	4,228,900	106,948,881
		754,807,113
Russia – 6.09%
Enel Russia GDR	21,161	22,591
Etalon Group GDR 144A #=	1,616,300	6,335,896
Gazprom ADR	14,000,000	55,945,316
Mail.Ru Group GDR †	741,151	21,972,013
MegaFon GDR	450,000	4,452,787
Mobile TeleSystems ADR	1,200,000	11,988,000
Rosneft Oil GDR	10,500,000	54,653,109
Sberbank of Russia	12,000,000	37,964,314
Sberbank of Russia ADR	800,000	10,952,512
Surgutneftegas ADR	2,014,441	9,223,980
T Plus =†	36,096	0
X5 Retail Group GDR †	526,952	21,499,642
Yandex Class A †	800,000	24,008,000
		259,018,160
South Africa – 0.21%
Sun International	290,543	1,295,397
Tongaat Hulett	838,307	7,644,084
		8,939,481
Taiwan – 4.48%
FIT Hon Teng 144A #†	20,213,000	17,279,490
Hon Hai Precision Industry	11,000,000	42,955,575
MediaTek	6,500,000	58,452,173
Taiwan Semiconductor Manufacturing	10,000,000	71,974,998
		190,662,236
Turkey – 1.79%
Akbank Turk	15,000,000	44,988,230
Turk Telekomunikasyon †	951,192	1,980,619
Turkcell Iletisim Hizmetleri ADR	2,059,101	19,479,095

4     NQ-019 [8/17] 10/17 (274090)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari	7,651,443	$9,852,157
		76,300,101
United Kingdom – 0.06%
Griffin Mining †	3,056,187	2,382,464
		2,382,464
United States – 1.96%
Altaba †	500,000	32,040,000
Micron Technology †	1,610,000	51,471,700
		83,511,700
Total Common Stock (cost $3,518,060,889)		4,094,646,116

Preferred Stock – 3.09%Δ
Brazil – 1.40%
Braskem Class A 3.04%	1,470,000	17,689,407
Petroleo Brasileiro Class A ADR †	4,000,000	34,680,000
Usinas Siderurgicas de Minas Gerais SA †	3,235,733	7,041,241
		59,410,648
Republic of Korea – 0.93%
Samsung Electronics 1.32%	23,662	39,614,251
		39,614,251
Russia – 0.76%
AK Transneft 2.37%	10,588	32,537,040
		32,537,040
Total Preferred Stock (cost $71,923,773)		131,561,939

Exchange-Traded Funds – 0.61%
iShares MSCI Brazil Capped ETF	300,000	12,000,000
iShares MSCI Turkey ETF	300,500	13,895,120
Total Exchange-Traded Funds (cost $23,541,971)		25,895,120

NQ-019 [8/17] 10/17 (274090)     5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)

	Number of shares	Value (US $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A #=†	172,132	$0
Lehman Oil & Natural Gas
CW 12 LEPO 144A #=†	254,590	0
Total Participation Notes (cost $8,559,056)		0

Total Value of Securities – 99.90%
(cost $3,622,085,689)		4,252,103,175

Receivables and Other Assets Net of Liabilities – 0.10%		4,460,390
Net Assets Applicable to 217,252,030 Shares Outstanding – 100.00%		$4,256,563,565

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Aug. 31, 2017, the aggregate value of Rule 144A securities was $131,248,036, which represents 3.08% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contract was outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contract

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	IDR	1,610,018,900	USD	(120,706)	9/5/17	$31

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
IDR – Indonesian Rupiah
LEPO – Low Exercise Price Option
USD – US Dollar

See accompanying notes.

6     NQ-019 [8/17] 10/17 (274090)

Notes
Delaware Emerging Markets Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-019 [8/17] 10/17 (274090)     7

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8     NQ-019 [8/17] 10/17 (274090)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$91,490,969	$11,464,943	$—	$102,955,912
Bahrain	—	1,467,594	—	1,467,594
Brazil	450,983,923	—	—	450,983,923
Canada	38,879,647	—	—	38,879,647
Chile	30,437,328	—	—	30,437,328
China/Hong Kong	827,294,156	465,524,601	—	1,292,818,757
Cyprus	6,337,922	—	—	6,337,922
France	—	1,309,000	—	1,309,000
India	86,276,046	242,888,863	—	329,164,909
Indonesia	5,714,602	33,103,965	—	38,818,567
Israel	34,746,897	—	—	34,746,897
Japan	28,148,285	—	—	28,148,285
Malaysia	—	4,591,055	—	4,591,055
Mexico	297,086,609	—	—	297,086,609
Netherlands	18,068,774	—	—	18,068,774
Peru	43,209,682	—	—	43,209,682
Republic of Korea	119,028,864	635,778,249	—	754,807,113
Russia	57,495,642	195,186,622	6,335,896	259,018,160
South Africa	8,939,481	—	—	8,939,481
Taiwan	17,279,490	173,382,746	—	190,662,236
Turkey	19,479,095	56,821,006	—	76,300,101
United Kingdom	2,382,464	—	—	2,382,464
United States	83,511,700	—	—	83,511,700
Preferred Stock[1]	59,410,648	72,151,291	—	131,561,939
Exchange-Traded Funds	25,895,120	—	—	25,895,120
Participation Notes	—	—	—	—
Total Value of Securities	$2,352,097,344	$1,893,669,935	$6,335,896	$4,252,103,175
Derivatives
Assets:
Foreign Currency Exchange Contract	$—	$31	$—	$31

NQ-019 [8/17] 10/17 (274090)     9

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	45.16%	54.84%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Aug. 31, 2017, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-019 [8/17] 10/17 (274090)

Schedule of investments
Delaware Global Value Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.72%Δ
Canada – 3.50%
CGI Group Class A †	7,248	$368,741
Suncor Energy	9,510	297,999
		666,740
France – 9.48%
AXA	13,025	377,654
Sanofi	4,996	487,112
TOTAL	5,813	301,621
Valeo	4,007	268,216
Vinci	4,021	369,970
		1,804,573
Germany – 1.58%
Bayerische Motoren Werke	3,224	299,810
		299,810
Hong Kong – 2.19%
Yue Yuen Industrial Holdings	96,000	416,426
		416,426
Indonesia – 1.78%
Bank Rakyat Indonesia Persero	298,181	338,987
		338,987
Israel – 0.69%
Teva Pharmaceutical Industries ADR	8,230	130,528
		130,528
Italy – 3.66%
Leonardo	12,088	204,819
UniCredit †	24,132	492,120
		696,939
Japan – 13.27%
East Japan Railway	3,570	327,731
ITOCHU	20,378	332,764
Japan Tobacco	12,195	417,741
Matsumotokiyoshi Holdings	1,600	108,938
MINEBEA MITSUMI	17,720	291,275
Mitsubishi UFJ Financial Group	26,924	164,063
Nippon Telegraph & Telephone	6,976	347,296
Sumitomo Rubber Industries	20,030	332,195
Toyota Motor	3,620	203,821
		2,525,824
Netherlands – 3.57%
ING Groep CVA	23,236	412,457
Koninklijke Philips	7,012	265,923
		678,380

NQ-0179 [8/17] 10/17 (274061)     1

Schedule of investments
Delaware Global Value Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea – 2.43%
Samsung Electronics	225	$463,165
		463,165
Russia – 0.96%
Mobile TeleSystems ADR	18,245	182,268
		182,268
Sweden – 1.64%
Tele2 Class B	26,796	312,037
		312,037
Switzerland – 1.63%
Novartis	3,669	309,323
		309,323
United Kingdom – 11.47%
Imperial Brands	10,242	423,696
Meggitt	50,820	340,405
Playtech	29,740	365,514
Rio Tinto	7,486	363,607
Shire	6,633	329,906
Standard Chartered †	36,187	360,432
		2,183,560
United States – 41.87%
American Airlines Group	3,705	165,762
Apple	3,555	583,020
AT&T	9,095	340,699
Caterpillar	4,165	489,346
Cintas	2,280	307,823
Delphi Automotive	4,165	401,506
Goldman Sachs Group	2,175	486,635
Halliburton	6,125	238,691
International Business Machines	1,585	226,702
Johnson & Johnson	2,670	353,428
JPMorgan Chase & Co.	6,540	594,421
Lowe’s	3,175	234,601
Mylan †	5,955	187,463
Nasdaq	8,030	605,301
Omnicom Group	3,770	272,873
Oracle	13,285	668,634
Pfizer	9,910	336,147
Target	5,355	292,008
Travelers	3,570	432,613
Viacom Class B	4,065	116,259
Wells Fargo & Co.	8,025	409,837

2     NQ-0179 [8/17] 10/17 (274061)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
WESCO International †	4,460	$225,007
		7,968,776

Total Common Stock (cost $15,910,510)		18,977,336

	Principal amount°
Short-Term Investments – 0.11%
Discount Note – 0.00%≠
Federal Home Loan Bank 0.995% 9/21/17	742	742
		742
Repurchase Agreements – 0.11%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $4,628 (collateralized by US
government obligations 2.875% 11/15/46; market value
$4,720)	4,628	4,628
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $10,413 (collateralized by US
government obligations 0.00%–2.500%
4/30/18–2/15/40; market value $10,621)	10,412	10,412
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $5,960 (collateralized by US
government obligations 0.00%–3.375%
2/15/19–5/15/46; market value $6,079)	5,960	5,960
		21,000
Total Short-Term Investments (cost $21,742)		21,742

Total Value of Securities – 99.83%
(cost $15,932,252)		18,999,078
Receivables and Other Assets Net of Liabilities – 0.17%		32,351
Net Assets Applicable to 1,522,679 Shares Outstanding – 100.00%		$19,031,429

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

NQ-0179 [8/17] 10/17 (274061)     3

Schedule of investments
Delaware Global Value Fund (Unaudited)

The following foreign currency exchange contract was outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contract

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	JPY	(768,199)	USD	6,967	9/1/17	$(20)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
JPY – Japanese Yen
USD – US Dollar

See accompanying notes.

4     NQ-0179 [8/17] 10/17 (274061)

Notes
Delaware Global Value Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-0179 [8/17] 10/17 (274061)     5

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-0179 [8/17] 10/17 (274061)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Canada	666,740	—	666,740
France	—	1,804,573	1,804,573
Germany	—	299,810	299,810
Hong Kong	—	416,426	416,426
Indonesia	—	338,987	338,987
Israel	130,528	—	130,528
Italy	—	696,939	696,939
Japan	—	2,525,824	2,525,824
Netherlands	—	678,380	678,380
Republic of Korea	—	463,165	463,165
Russia	182,268	—	182,268
Sweden	—	312,037	312,037
Switzerland	—	309,323	309,323
United Kingdom	—	2,183,560	2,183,560
United States	7,968,776	—	7,968,776
Short-Term Investments	—	21,742	21,742
Total Value of Securities	$8,948,312	$10,050,766	$18,999,078
Derivatives
Liabilities:
Foreign Currency Exchange Contract	$—	$(20)	$(20)

As a result of utilizing international fair value pricing at Aug. 31, 2017, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

NQ-0179 [8/17] 10/17 (274061)     7

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-0179 [8/17] 10/17 (274061)

Schedule of investments
Delaware International Small Cap Fund
(formerly, Delaware Focus Global Growth Fund)	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 94.74%Δ
Austria – 1.76%
BUWOG †	13,037	$401,189
		401,189
Brazil – 4.49%
BR Properties	53,200	178,975
Magazine Luiza	2,100	378,925
Rumo †	73,200	238,818
Ser Educacional 144A #	25,100	228,207
		1,024,925
Canada – 7.04%
Descartes Systems Group †	10,400	291,991
Enerplus	13,400	119,004
Interfor †	21,000	295,135
Norbord	6,200	213,494
Quebecor Class B	5,800	221,968
Sleep Country Canada Holdings 144A #	8,900	242,607
Trevali Mining †	192,700	222,213
		1,606,412
China/Hong Kong – 5.16%
China Lodging Group ADR †	3,175	360,394
China Resources Cement Holdings	412,000	226,943
Lee & Man Paper Manufacturing	228,000	266,413
Melco International Development	91,000	214,287
Microport Scientific	123,000	109,864
		1,177,901
Denmark – 3.24%
Dfds	2,111	121,826
GN Store Nord	8,181	271,470
Royal Unibrew	4,220	231,422
Spar Nord Bank	8,822	113,845
		738,563
Finland – 1.64%
Outokumpu	18,254	188,607
Valmet	9,790	185,782
		374,389
France – 3.68%
Alten	1,820	154,913
Direct Energie	1,707	99,853
Elior Group 144A #	2,145	56,920
Remy Cointreau	3,019	345,032
Teleperformance	1,336	183,776
		840,494

NQ-581 [8/17] 10/17 (274112)     1

Schedule of investments
Delaware International Small Cap Fund
(formerly, Delaware Focus Global Growth Fund) (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Germany – 1.31%
Evotec †	15,495	$298,230
		298,230
India – 1.24%
Sterlite Technologies	81,460	281,887
		281,887
Ireland – 2.68%
Cairn Homes †	90,030	184,343
Keywords Studios	23,170	426,646
		610,989
Israel – 2.28%
Israel Discount Bank Class A †	128,207	319,921
Mizrahi Tefahot Bank	11,309	201,548
		521,469
Italy – 4.28%
Brembo	15,973	249,206
Buzzi Unicem	9,130	223,888
Fincantieri †	214,621	245,484
Moncler	9,108	259,157
		977,735
Japan – 21.37%
CMK	22,675	222,275
Daifuku	6,500	283,262
Fujikura	27,400	222,937
Fukuoka Financial Group	58,000	254,492
Harmonic Drive Systems	13,400	589,816
Maeda	25,000	305,729
Matsumotokiyoshi Holdings	1,900	129,363
Persol Holdings	18,300	372,802
SCREEN Holdings	2,600	168,299
Seria	7,200	395,210
SMS	10,500	339,920
Start Today	24,415	760,042
TechnoPro Holdings	6,700	306,291
THK	15,800	527,363
		4,877,801
Mexico – 1.86%
Alsea	54,300	197,408
Telesites †	287,200	227,135
		424,543
Netherlands – 1.57%
Corbion	4,104	123,737

2     NQ-581 [8/17] 10/17 (274112)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Netherlands (continued)
Wessanen	13,510	$235,696
		359,433
Norway – 0.47%
TGS NOPEC Geophysical	4,983	106,745
		106,745
Philippines – 0.99%
Bloomberry Resorts †	1,035,400	227,031
		227,031
Republic of Korea – 1.02%
Mando	184	39,143
Tera Semicon	6,874	192,844
		231,987
South Africa – 0.44%
Dis-Chem Pharmacies 144A #	44,787	101,564
		101,564
Spain – 1.01%
CIE Automotive	9,176	230,151
		230,151
Sweden – 4.54%
Evolution Gaming Group 144A #	5,176	313,326
LeoVegas 144A #	29,833	262,821
Scandic Hotels Group 144A #	21,168	291,920
SSAB Class A †	32,948	167,406
		1,035,473
Switzerland – 4.26%
Forbo Holding	135	205,556
Georg Fischer	321	370,007
Logitech International	5,976	212,954
Temenos Group †	1,860	183,674
		972,191
Taiwan – 5.44%
Accton Technology	84,000	220,448
Airtac International Group	27,072	377,489
China General Plastics	197,370	229,086
Gourmet Master	19,000	225,850
Nanya Technology	88,000	189,215
		1,242,088
Thailand – 1.18%
Taokaenoi Food & Marketing Foreign Shares	85,500	50,211
Tisco Financial Group Foreign Shares	96,900	218,138
		268,349

NQ-581 [8/17] 10/17 (274112)     3

Schedule of investments
Delaware International Small Cap Fund
(formerly, Delaware Focus Global Growth Fund) (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom – 11.79%
Abcam	25,478	$350,415
boohoo.com †	73,921	216,983
Burford Capital	22,670	339,170
CVS Group	12,372	216,456
Fevertree Drinks	13,430	428,300
Ibstock 144A #	64,345	195,558
Indivior †	40,937	220,522
KAZ Minerals †	34,726	378,500
Sanne Group	21,858	213,024
Scapa Group	22,612	131,578
		2,690,506

Total Common Stock (cost $16,805,788)		21,622,045

Preferred Stock – 1.04%Δ
Brazil – 1.04%
Bradespar 2.25%	28,000	237,406
Total Preferred Stock (cost $178,322)		237,406

	Principal amount°
Short-Term Investments – 2.35%
Discount Note – 0.42%≠
Federal Home Loan Bank 1.005% 9/21/17	96,617	96,563
		96,563
Repurchase Agreements – 1.93%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $97,187 (collateralized by US
government obligations 2.875% 11/15/46; market value
$99,128)	97,184	97,184
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $218,670 (collateralized by US
government obligations 0.00%-2.50%
4/30/18-2/15/40; market value $223,038)	218,664	218,664
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $125,155 (collateralized by US
government obligations 0.00%-3.375%
2/15/19-5/15/46; market value $127,655)	125,152	125,152
		441,000
Total Short-Term Investments (cost $537,563)		537,563

4     NQ-581 [8/17] 10/17 (274112)

(Unaudited)

Total Value of Securities – 98.13%
(cost $17,521,673)	$22,397,014
Receivables and Other Assets Net of Liabilities – 1.87%	426,541
Net Assets Applicable to 3,081,630 Shares Outstanding – 100.00%	$22,823,555

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2017, the aggregate value of Rule 144A securities was $1,692,923, which represents 7.42% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	BRL	72,130	USD	(22,929)	9/1/17	$(19)
BNYM	EUR	30,626	USD	(36,666)	9/1/17	(206)
BNYM	GBP	(19,804)	USD	25,564	9/1/17	(46)
Total Foreign Currency Exchange Contracts						$(271)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNYM Mellon
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar

See accompanying notes.

NQ-581 [8/17] 10/17 (274112)     5

Notes
Delaware International Small Cap Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Small Cap Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

6     NQ-581 [8/17] 10/17 (274112)

(Unaudited)

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-581 [8/17] 10/17 (274112)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Total
Assets
Common Stock
Austria	401,189	—	401,189
Brazil	1,024,925	—	1,024,925
Canada	1,606,412	—	1,606,412
China/Hong Kong	470,258	707,643	1,177,901
Denmark	231,422	507,141	738,563
Finland	—	374,389	374,389
France	254,766	585,728	840,494
Germany	—	298,230	298,230
India	—	281,887	281,887
Ireland	610,989	—	610,989
Israel	—	521,469	521,469
Italy	—	977,735	977,735
Japan	—	4,877,801	4,877,801
Mexico	424,543	—	424,543
Netherlands	235,696	123,737	359,433
Norway	—	106,745	106,745
Philippines	227,031	—	227,031
Republic of Korea	—	231,987	231,987
South Africa	101,564	—	101,564
Spain	—	230,151	230,151
Sweden	262,821	772,652	1,035,473
Switzerland	—	972,191	972,191
Taiwan	—	1,242,088	1,242,088
Thailand	268,349	—	268,349
United Kingdom	904,187	1,786,319	2,690,506
Preferred Stock	237,406	—	237,406
Short-Term Investments	—	537,563	537,563
Total Value of Securities	$7,261,558	$15,135,456	$22,397,014

Derivatives
Liabilities
Foreign Currency Exchange Contracts	$—	$(271)	$(271)

As a result of utilizing international fair value pricing at Aug. 31, 2017, the majority of the Fund’s common stock investments were categorized as Level 2.

8     NQ-581 [8/17] 10/17 (274112)

(Unaudited)

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-581 [8/17] 10/17 (274112)     9

Schedule of investments
Delaware International Value Equity Fund	August 31, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.51%Δ
Australia – 0.45%
Coca-Cola Amatil	211,581	$1,355,996
		1,355,996
Canada – 4.42%
Alamos Gold *	247,195	2,058,721
CGI Group Class A †	111,973	5,696,612
Suncor Energy	150,400	4,712,834
Yamana Gold	327,972	969,142
		13,437,309
China/Hong Kong – 6.63%
CNOOC	3,324,000	4,012,205
Techtronic Industries	1,254,500	6,500,006
Yue Yuen Industrial Holdings	2,226,500	9,658,046
		20,170,257
Denmark – 2.21%
Carlsberg Class B	58,395	6,711,687
		6,711,687
France – 18.53%
AXA	294,826	8,548,351
Kering *	17,254	6,472,437
Publicis Groupe	36,110	2,436,845
Rexel	165,745	2,477,656
Sanofi	106,439	10,377,839
Teleperformance *	43,720	6,013,993
TOTAL	114,001	5,915,210
Valeo *	57,665	3,859,910
Vinci *	111,651	10,272,945
		56,375,186
Germany – 4.85%
Bayerische Motoren Werke	63,742	5,927,569
Deutsche Post	212,914	8,841,348
		14,768,917
Indonesia – 1.92%
Bank Rakyat Indonesia Persero	5,152,300	5,857,389
		5,857,389
Israel – 0.85%
Teva Pharmaceutical Industries ADR *	163,900	2,599,454
		2,599,454
Italy – 3.48%
Leonardo	189,892	3,217,535
UniCredit †	361,015	7,362,123
		10,579,658

NQ-034 [8/17] 10/17 (274148)     1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan – 22.93%
East Japan Railway	83,344	$7,651,106
ITOCHU	642,760	10,496,005
Japan Tobacco	185,400	6,350,901
Matsumotokiyoshi Holdings	24,400	1,661,298
MINEBEA MITSUMI	326,300	5,363,606
Mitsubishi UFJ Financial Group	1,585,357	9,660,457
Nippon Telegraph & Telephone	204,356	10,173,738
Nitori Holdings	29,894	4,620,193
Sumitomo Rubber Industries	314,500	5,215,948
Toyota Motor	152,200	8,569,496
		69,762,748
Netherlands – 5.27%
ING Groep CVA	443,667	7,875,442
Koninklijke Philips	214,977	8,152,775
		16,028,217
Republic of Korea – 3.32%
Samsung Electronics	4,915	10,117,583
		10,117,583
Russia – 1.06%
Mobile TeleSystems ADR	323,100	3,227,769
		3,227,769
Sweden – 4.99%
Nordea Bank	777,037	10,461,790
Tele2 Class B	405,610	4,723,299
		15,185,089
Switzerland – 2.94%
Novartis	106,023	8,938,498
		8,938,498
United Kingdom – 12.66%
Imperial Brands	158,654	6,563,277
Meggitt *	790,256	5,293,331
National Grid	120,215	1,515,175
Playtech *	578,949	7,115,467
Rio Tinto	121,808	5,916,412
Shire	102,757	5,110,830
Standard Chartered †	703,426	7,006,313
		38,520,805

Total Common Stock (cost $252,737,929)		293,636,562

2     NQ-034 [8/17] 10/17 (274148)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 2.95%
Discount Note – 0.43%≠
Federal Home Loan Bank 1.005% 9/21/17	1,308,554	$1,307,834
		1,307,834
Repurchase Agreements – 2.52%
Bank of America Merrill Lynch
0.98%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $1,688,537 (collateralized by US
government obligations 2.875% 11/15/46; market value
$1,722,262)	1,688,491	1,688,491
Bank of Montreal
0.92%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $3,799,201 (collateralized by US
government obligations 0.00%-2.500%
4/30/18-2/15/40; market value $3,875,087)	3,799,104	3,799,104
BNP Paribas
1.02%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $2,174,466 (collateralized by US
government obligations 0.00%-3.375%
2/15/19-5/15/46; market value $2,217,893)	2,174,405	2,174,405
		7,662,000
Total Short-Term Investments (cost $8,969,823)		8,969,834

Total Value of Securities Before Securities Lending Collateral – 99.46%
(cost $261,707,752)		302,606,396

Security Lending Collateral – 1.48%
Certificates of Deposit – 0.47%≠
Australia & New Zealand Banking Group (London) 1.18%
9/1/17	202,000	202,000
Canadian Imperial Bank of Commerce (Cayman) 1.08%
9/1/17	202,000	202,000
Commonwealth Bank of Australia (London) 1.15% 9/1/17	202,000	202,000
National Australia Bank (Cayman) 1.05% 9/1/20 17 1.05%
9/1/17	202,000	202,000
National Bank of Canada (Montreal) 1.08% 9/1/17	202,000	202,000
Northern Trust Company (Cayman) 1.00% 9/1/17	202,000	202,000
Royal Bank of Canada (Toronto) 1.07% 9/1/17	202,000	202,000
		1,414,000
Repurchase Agreements – 1.01%
Credit Agricole
1.05%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $1,045,242 (collateralized by US
government obligations 3.50%
5/15/20; market value $1,066,121)	1,045,212	1,045,212

NQ-034 [8/17] 10/17 (274148)     3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Repurchase Agreements (continued)
JPMorgan Securities
1.06%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $1,045,243 (collateralized by US
government obligations 0.125%-1.875%
4/15/18-7/15/22; market value $1,066,148)	1,045,212	$1,045,212
Merrill Lynch, Pierce, Fenner & Smith
1.03%, dated 8/31/17, to be repurchased on 9/1/17,
repurchase price $986,187 (collateralized by US
government obligations 0.125%
4/15/19; market value $1,005,886)	986,159	986,159
		3,076,583
Total Securities Lending Collateral (cost $4,490,583)		4,490,583

Total Value of Securities – 100.94%
(cost $266,198,335)		307,096,979■
Obligation to Return Securities Lending Collateral – (1.48%)		(4,486,770)
Receivables and Other Assets Net of Liabilities – 0.54%		1,632,779
Net Assets Applicable to 20,097,932 Shares Outstanding – 100.00%		$304,242,988

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $4,174,833 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

4     NQ-034 [8/17] 10/17 (274148)

(Unaudited)

The following foreign currency exchange contract was outstanding at Aug. 31, 2017:

Foreign Currency Exchange Contract

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	JPY	(11,085,266)	USD	100,547	9/1/17	$(292)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contract, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
JPY – Japanese Yen
USD – US Dollar

See accompanying notes.

NQ-034 [8/17] 10/17 (274148)     5

Notes
Delaware International Value Equity Fund	August 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Global & International Funds (Trust) – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-034 [8/17] 10/17 (274148)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-034 [8/17] 10/17 (274148)     7

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Australia	$—	$1,355,996	$1,355,996
Canada	13,437,309	—	13,437,309
China/Hong Kong	—	20,170,257	20,170,257
Denmark	—	6,711,687	6,711,687
France	—	56,375,186	56,375,186
Germany	—	14,768,917	14,768,917
Indonesia	—	5,857,389	5,857,389
Israel	2,599,454	—	2,599,454
Italy	—	10,579,658	10,579,658
Japan	—	69,762,748	69,762,748
Netherlands	—	16,028,217	16,028,217
Republic of Korea	—	10,117,583	10,117,583
Russia	3,227,769	—	3,227,769
Sweden	—	15,185,089	15,185,089
Switzerland	—	8,938,498	8,938,498
United Kingdom	—	38,520,805	38,520,805
Short-Term Investments	—	8,969,834	8,969,834
Securities Lending Collateral	—	4,490,583	4,490,583
Total Value of Securities	$19,264,532	$287,832,447	$307,096,979
Derivatives
Liabilities:
Foreign Currency Exchange Contract	$—	$(292)	$(292)

As a result of utilizing international fair value pricing at Aug. 31, 2017, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

8     NQ-034 [8/17] 10/17 (274148)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2017 that would require recognition or disclosure in the Fund’s Schedule of investments.

NQ-034 [8/17] 10/17 (274148)     9

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: